Note 6 - Income Taxes (Details) - Reconciliation of Income Tax Expense By Applying The Statutory Federal Rate (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Income Tax Expense By Applying The Statutory Federal Rate [Abstract]
Income taxes at statutory rate	$ 18,807	$ 15,497	$ 14,856
State and local income taxes, net of federal tax benefit	674	587	719
Research and development tax credits	(371)	(740)
Domestic production activities deduction	(1,324)	(952)	(980)
Lower foreign taxes differential	(583)	(612)	(528)
Uncertain tax positions	53	94	(236)
Valuation allowance	174	162
Other	163	137	413
Income tax expense	$ 17,593	$ 14,173	$ 14,244